Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Reconciliation of beginning and ending deferred policy acquisition costs
The following table represents a reconciliation of beginning and ending deferred policy acquisition costs for the twelve months ended December 31, 2019 and 2018:

	Twelve Months Ended December 31, 2019	Twelve Months Ended December 31, 2018
	($ in millions)
Balance at the beginning of the period	$248.5	$294.3
Acquisition costs deferred	455.3	325.8
Amortization of deferred policy acquisition costs	(412.7)	(371.6)
Balance at the end of the period	$291.1	$248.5